Nationwide S&P 500® Risk-Managed Income ETF
Schedule of Investments
May 31, 2023 (Unaudited)
Shares		Security Description		Value
		COMMON STOCKS - 98.5%
		Communication Services - 8.2%
351		Activision Blizzard, Inc.		$28,150
2,670		Alphabet, Inc. - Class A (a)		328,063
2,324		Alphabet, Inc. - Class C (a)		286,712
3,586		AT&T, Inc.		56,408
51		Charter Communications, Inc. - Class A (a)		16,634
2,068		Comcast Corporation - Class A		81,376
142		DISH Network Corporation - Class A (a)		913
127		Electronic Arts, Inc.		16,256
148		Fox Corporation - Class A		4,618
68		Fox Corporation - Class B		1,986
191		Interpublic Group of Companies, Inc.		7,103
72		Live Nation Entertainment, Inc. (a)		5,756
134		Match Group, Inc. (a)		4,623
1,015		Meta Platforms, Inc. - Class A (a)		268,691
216		Netflix, Inc. (a)		85,369
187		News Corporation - Class A		3,424
58		News Corporation - Class B		1,072
101		Omnicom Group, Inc.		8,907
249		Paramount Global - Class B		3,787
77		Take-Two Interactive Software, Inc. (a)		10,605
289		T-Mobile US, Inc. (a)		39,665
2,091		Verizon Communications, Inc.		74,502
904		Walt Disney Company (a)		79,516
1,074		Warner Bros. Discovery, Inc. (a)		12,115
				1,426,251
		Consumer Discretionary - 10.0%
32		Advance Auto Parts, Inc.		2,332
4,163		Amazon.com, Inc. (a)		501,975
140		Aptiv plc (a)		12,331
11		AutoZone, Inc. (a)		26,255
123		Bath & Body Works, Inc.		4,335
100		Best Buy Company, Inc.		7,267
19		Booking Holdings, Inc. (a)		47,667
119		BorgWarner, Inc.		5,275
114		Caesars Entertainment, Inc. (a)		4,675
85		CarMax, Inc. (a)		6,138
539		Carnival Corporation (a)		6,053
15		Chipotle Mexican Grill, Inc. (a)		31,147
153		D.R. Horton, Inc.		16,348
61		Darden Restaurants, Inc.		9,670
17		Domino’s Pizza, Inc.		4,927
265		eBay, Inc.		11,273
63		Etsy, Inc. (a)		5,106
76		Expedia Group, Inc. (a)		7,274
2,080		Ford Motor Company		24,960
77		Garmin, Ltd.		7,943
746		General Motors Company		24,178
72		Genuine Parts Company		10,723
66		Hasbro, Inc.		3,917
135		Hilton Worldwide Holdings, Inc.		18,376
507		Home Depot, Inc.		143,709
168		Las Vegas Sands Corporation (a)		9,262
120		Lennar Corporation - Class A		12,854
126		LKQ Corporation		6,647
304		Lowe’s Companies, Inc.		61,144
136		Marriott International, Inc. - Class A		22,819
360		McDonald’s Corporation		102,640
159		MGM Resorts International		6,247
28		Mohawk Industries, Inc. (a)		2,577
195		Newell Brands, Inc.		1,620
606		NIKE, Inc. - Class B		63,788
227		Norwegian Cruise Line Holdings, Ltd. (a)		3,371
2		NVR, Inc. (a)		11,108
34		O’Reilly Automotive, Inc. (a)		30,713
19		Pool Corporation		6,008
112		PulteGroup, Inc.		7,401
20		Ralph Lauren Corporation		2,126
176		Ross Stores, Inc.		18,237
115		Royal Caribbean Cruises, Ltd. (a)		9,312
578		Starbucks Corporation		56,436
119		Tapestry, Inc.		4,762
1,300		Tesla, Inc. (a)		265,109
572		TJX Companies, Inc.		43,924
54		Tractor Supply Company		11,318
27		Ulta Beauty, Inc. (a)		11,065
160		V.F. Corporation		2,755
29		Whirlpool Corporation		3,749
51		Wynn Resorts, Ltd.		5,034
138		Yum! Brands, Inc.		17,759
				1,743,639
		Consumer Staples - 6.9%
917		Altria Group, Inc.		40,733
283		Archer-Daniels-Midland Company		19,994
93		Brown-Forman Corporation - Class B		5,745
74		Bunge, Ltd.		6,855
100		Campbell Soup Company		5,055
120		Church & Dwight Company, Inc.		11,094
61		Clorox Company		9,649
1,934		Coca-Cola Company		115,382
413		Colgate-Palmolive Company		30,719
237		Conagra Brands, Inc.		8,264
83		Constellation Brands, Inc. - Class A		20,167
216		Costco Wholesale Corporation		110,497
117		Dollar General Corporation		23,528
110		Dollar Tree, Inc. (a)		14,837
116		Estee Lauder Companies, Inc. - Class A		21,347
295		General Mills, Inc.		24,827
73		Hershey Company		18,958
149		Hormel Foods Corporation		5,699
52		J.M. Smucker Company		7,623
128		Kellogg Company		8,547
414		Keurig Dr Pepper, Inc.		12,884
166		Kimberly-Clark Corporation		22,290
404		Kraft Heinz Company		15,441
327		Kroger Company		14,823
71		Lamb Weston Holdings, Inc.		7,895
124		McCormick & Company, Inc.		10,631
99		Molson Coors Beverage Company - Class B		6,123
673		Mondelez International, Inc. - Class A		49,404
370		Monster Beverage Corporation (a)		21,689
680		PepsiCo, Inc.		123,999
803		Philip Morris International, Inc.		72,278
1,142		Procter & Gamble Company		162,735
257		Sysco Corporation		17,977
228		Target Corporation		29,851
140		Tyson Foods, Inc. - Class A		7,090
365		Walgreens Boots Alliance, Inc.		11,085
694		Walmart, Inc.		101,928
				1,197,643
		Energy - 4.4%
175		APA Corporation		5,562
526		Baker Hughes Company		14,334
922		Chevron Corporation		138,871
653		ConocoPhillips		64,843
415		Coterra Energy, Inc.		9,649
357		Devon Energy Corporation		16,458
100		Diamondback Energy, Inc.		12,715
310		EOG Resources, Inc.		33,260
189		EQT Corporation		6,572
2,186		Exxon Mobil Corporation		223,364
502		Halliburton Company		14,382
147		Hess Corporation		18,620
1,024		Kinder Morgan, Inc.		16,497
344		Marathon Oil Corporation		7,623
226		Marathon Petroleum Corporation		23,710
368		Occidental Petroleum Corporation		21,219
240		ONEOK, Inc.		13,598
236		Phillips 66		21,620
127		Pioneer Natural Resources Company		25,329
777		Schlumberger, Ltd.		33,279
120		Targa Resources Corporation		8,166
198		Valero Energy Corporation		21,194
622		Williams Companies, Inc.		17,827
				768,692
		Financials - 12.7%
286		Aflac, Inc.		18,364
144		Allstate Corporation		15,617
298		American Express Company		47,251
392		American International Group, Inc.		20,709
54		Ameriprise Financial, Inc.		16,117
102		Aon plc - Class A		31,446
190		Arch Capital Group, Ltd. (a)		13,243
106		Arthur J. Gallagher & Company		21,235
29		Assurant, Inc.		3,480
3,559		Bank of America Corporation		98,905
380		Bank of New York Mellon Corporation		15,276
922		Berkshire Hathaway, Inc. - Class B (a)		296,036
75		BlackRock, Inc.		49,316
118		Brown & Brown, Inc.		7,355
198		Capital One Financial Corporation		20,634
51		Cboe Global Markets, Inc.		6,753
697		Charles Schwab Corporation		36,725
214		Chubb, Ltd.		39,760
83		Cincinnati Financial Corporation		8,010
975		Citigroup, Inc.		43,212
246		Citizens Financial Group, Inc.		6,342
173		CME Group, Inc.		30,924
65		Comerica, Inc.		2,347
142		Discover Financial Services		14,589
20		Everest Re Group, Ltd.		6,800
18		FactSet Research Systems, Inc.		6,928
283		Fidelity National Information Services, Inc.		15,443
357		Fifth Third Bancorp		8,664
305		Fiserv, Inc. (a)		34,218
38		FleetCor Technologies, Inc. (a)		8,609
149		Franklin Resources, Inc.		3,577
129		Global Payments, Inc.		12,602
48		Globe Life, Inc.		4,953
176		Goldman Sachs Group, Inc.		57,006
161		Hartford Financial Services Group, Inc.		11,032
774		Huntington Bancshares, Inc.		7,980
280		Intercontinental Exchange, Inc.		29,666
235		Invesco, Ltd.		3,379
35		Jack Henry & Associates, Inc.		5,351
1,524		JPMorgan Chase & Company		206,822
463		KeyCorporation		4,324
87		Lincoln National Corporation		1,820
102		Loews Corporation		5,712
89		M&T Bank Corporation		10,605
17		MarketAxess Holdings, Inc.		4,631
246		Marsh & McLennan Companies, Inc.		42,601
414		Mastercard, Inc. - Class A		151,118
352		MetLife, Inc.		17,442
77		Moody’s Corporation		24,400
681		Morgan Stanley		55,679
40		MSCI, Inc.		18,821
166		Nasdaq, Inc.		9,188
105		Northern Trust Corporation		7,552
562		PayPal Holdings, Inc. (a)		34,838
210		PNC Financial Services Group, Inc.		24,324
117		Principal Financial Group, Inc.		7,659
299		Progressive Corporation		38,245
194		Prudential Financial, Inc.		15,266
100		Raymond James Financial, Inc.		9,035
491		Regions Financial Corporation		8,480
160		S&P Global, Inc.		58,789
182		State Street Corporation		12,380
225		Synchrony Financial		6,966
112		T Rowe Price Group, Inc.		12,002
121		Travelers Companies, Inc.		20,478
694		Truist Financial Corporation		21,146
761		U.S. Bancorp		22,754
800		Visa, Inc. - Class A		176,825
101		W.R. Berkley Corporation		5,624
1,934		Wells Fargo & Company		76,993
54		Willis Towers Watson plc		11,818
76		Zions Bancorporation		2,074
				2,206,265
		Health Care - 13.7%
880		Abbott Laboratories		89,759
868		AbbVie, Inc.		119,749
151		Agilent Technologies, Inc.		17,466
36		Align Technology, Inc. (a)		10,176
81		AmerisourceBergen Corporation		13,782
271		Amgen, Inc.		59,796
261		Baxter International, Inc.		10,628
139		Becton Dickinson and Company		33,605
72		Biogen, Inc. (a)		21,342
13		Bio-Rad Laboratories, Inc. - Class A (a)		4,854
79		Bio-Techne Corporation		6,461
709		Boston Scientific Corporation (a)		36,499
1,049		Bristol-Myers Squibb Company		67,598
132		Cardinal Health, Inc.		10,864
88		Catalent, Inc. (a)		3,276
284		Centene Corporation (a)		17,724
28		Charles River Laboratories International, Inc. (a)		5,415
152		Cigna Group		37,606
25		Cooper Companies, Inc.		9,288
660		CVS Health Corporation		44,900
323		Danaher Corporation		74,167
28		DaVita, Inc. (a)		2,623
110		DENTSPLY SIRONA, Inc.		3,973
187		DexCom, Inc. (a)		21,928
294		Edwards Lifesciences Corporation (a)		24,764
119		Elevance Health, Inc.		53,291
386		Eli Lilly & Company		165,772
182		GE HealthCare Technologies, Inc.		14,471
640		Gilead Sciences, Inc.		49,242
104		HCA Healthcare, Inc.		27,476
68		Henry Schein, Inc. (a)		5,025
126		Hologic, Inc. (a)		9,940
62		Humana, Inc.		31,116
42		IDEXX Laboratories, Inc. (a)		19,520
81		Illumina, Inc. (a)		15,929
93		Incyte Corporation (a)		5,724
34		Insulet Corporation (a)		9,325
168		Intuitive Surgical, Inc. (a)		51,717
97		IQVIA Holdings, Inc. (a)		19,100
1,301		Johnson & Johnson		201,732
47		Laboratory Corporation of America Holdings		9,989
68		McKesson Corporation		26,577
662		Medtronic plc		54,787
1,284		Merck & Company, Inc.		141,766
13		Mettler-Toledo International, Inc. (a)		17,184
163		Moderna, Inc. (a)		20,817
31		Molina Healthcare, Inc. (a)		8,491
131		Organon & Company		2,540
2,775		Pfizer, Inc.		105,506
57		Quest Diagnostics, Inc.		7,561
54		Regeneron Pharmaceuticals, Inc. (a)		39,720
74		ResMed, Inc.		15,598
62		Revvity, Inc.		7,150
50		STERIS plc		9,999
163		Stryker Corporation		44,920
23		Teleflex, Inc.		5,399
194		Thermo Fisher Scientific, Inc.		98,641
461		UnitedHealth Group, Inc.		224,617
33		Universal Health Services, Inc. - Class B		4,360
128		Vertex Pharmaceuticals, Inc. (a)		41,417
630		Viatris, Inc.		5,765
32		Waters Corporation (a)		8,039
36		West Pharmaceutical Services, Inc.		12,047
105		Zimmer Biomet Holdings, Inc.		13,371
232		Zoetis, Inc.		37,818
				2,391,702
		Industrials - 8.4%
279		3M Company		26,033
65		A.O. Smith Corporation		4,156
72		Alaska Air Group, Inc. (a)		3,235
46		Allegion plc		4,818
348		American Airlines Group, Inc. (a)		5,143
116		AMETEK, Inc.		16,828
205		Automatic Data Processing, Inc.		42,843
30		Axon Enterprise, Inc. (a)		5,787
284		Boeing Company (a)		58,419
60		Broadridge Financial Solutions, Inc.		8,803
63		C.H. Robinson Worldwide, Inc.		5,956
427		Carrier Global Corporation		17,464
273		Caterpillar, Inc.		56,171
77		Ceridian HCM Holding, Inc. (a)		4,762
44		Cintas Corporation		20,774
210		Copart, Inc. (a)		18,394
204		CoStar Group, Inc. (a)		16,198
1,053		CSX Corporation		32,296
75		Cummins, Inc.		15,331
140		Deere & Company		48,437
347		Delta Air Lines, Inc. (a)		12,607
74		Dover Corporation		9,866
211		Eaton Corporation plc		37,115
290		Emerson Electric Company		22,527
60		Equifax, Inc.		12,517
82		Expeditors International of Washington, Inc.		9,045
283		Fastenal Company		15,240
104		FedEx Corporation		22,670
177		Fortive Corporation		11,524
33		Generac Holdings, Inc. (a)		3,594
114		General Dynamics Corporation		23,277
537		General Electric Company		54,522
347		Honeywell International, Inc.		66,485
187		Howmet Aerospace, Inc.		7,994
21		Huntington Ingalls Industries, Inc.		4,229
39		IDEX Corporation		7,767
140		Illinois Tool Works, Inc.		30,622
213		Ingersoll Rand, Inc.		12,069
67		Jacobs Solutions, Inc.		7,343
44		JB Hunt Transport Services, Inc.		7,347
363		Johnson Controls International plc		21,672
99		L3Harris Technologies, Inc.		17,416
70		Leidos Holdings, Inc.		5,464
116		Lockheed Martin Corporation		51,505
116		Masco Corporation		5,605
29		Nordson Corporation		6,320
116		Norfolk Southern Corporation		24,149
75		Northrop Grumman Corporation		32,662
46		Old Dominion Freight Line, Inc.		14,280
213		Otis Worldwide Corporation		16,936
272		PACCAR, Inc.		18,708
71		Parker-Hannifin Corporation		22,751
161		Paychex, Inc.		16,894
24		Paycom Software, Inc.		6,723
84		Pentair plc		4,659
72		Quanta Services, Inc.		12,786
744		Raytheon Technologies Corporation		68,552
102		Republic Services, Inc.		14,446
57		Robert Half International, Inc.		3,706
61		Rockwell Automation, Inc.		16,995
114		Rollins, Inc.		4,482
28		Snap-on, Inc.		6,968
307		Southwest Airlines Company		9,170
76		Stanley Black & Decker, Inc.		5,698
106		Textron, Inc.		6,558
119		Trane Technologies plc		19,424
27		TransDigm Group, Inc.		20,889
315		Union Pacific Corporation		60,643
186		United Airlines Holdings, Inc. (a)		8,828
355		United Parcel Service, Inc. - Class B		59,285
39		United Rentals, Inc.		13,018
80		Verisk Analytics, Inc.		17,530
23		W.W. Grainger, Inc.		14,927
183		Waste Management, Inc.		29,632
97		Westinghouse Air Brake Technologies Corporation		8,985
94		Xylem, Inc.		9,419
				1,467,893
		Information Technology - 26.6% (b)
317		Accenture plc - Class A		96,976
207		Adobe, Inc. (a)		86,483
680		Advanced Micro Devices, Inc. (a)		80,383
77		Akamai Technologies, Inc. (a)		7,093
295		Amphenol Corporation - Class A		22,258
249		Analog Devices, Inc.		44,245
43		ANSYS, Inc. (a)		13,914
7,202		Apple, Inc.		1,276,554
398		Applied Materials, Inc.		53,053
112		Arista Networks, Inc. (a)		18,630
107		Autodesk, Inc. (a)		21,335
204		Broadcom, Inc.		164,824
131		Cadence Design Systems, Inc. (a)		30,249
68		CDW Corporation		11,675
1,984		Cisco Systems, Inc.		98,546
255		Cognizant Technology Solutions Corporation - Class A		15,935
382		Corning, Inc.		11,769
121		DXC Technology Company (a)		3,029
80		Enphase Energy, Inc. (a)		13,910
30		EPAM Systems, Inc. (a)		7,699
31		F5, Inc. (a)		4,575
15		Fair Isaac Corporation (a)		11,815
51		First Solar, Inc. (a)		10,351
314		Fortinet, Inc. (a)		21,456
42		Gartner, Inc. (a)		14,400
288		Gen Digital, Inc.		5,052
633		Hewlett Packard Enterprise Company		9,128
421		HP, Inc.		12,234
1,881		Intel Corporation		59,139
459		International Business Machines Corporation		59,023
133		Intuit, Inc.		55,743
158		Juniper Networks, Inc.		4,798
89		Keysight Technologies, Inc. (a)		14,400
67		KLA Corporation		29,680
65		Lam Research Corporation		40,086
277		Microchip Technology, Inc.		20,847
518		Micron Technology, Inc.		35,328
3,380		Microsoft Corporation		1,109,957
22		Monolithic Power Systems, Inc.		10,778
83		Motorola Solutions, Inc.		23,399
108		NetApp, Inc.		7,166
1,085		NVIDIA Corporation		410,499
129		NXP Semiconductors NV		23,104
215		ON Semiconductor Corporation (a)		17,974
764		Oracle Corporation		80,938
52		PTC, Inc. (a)		6,989
50		Qorvo, Inc. (a)		4,863
530		QUALCOMM, Inc.		60,107
52		Roper Technologies, Inc.		23,619
473		Salesforce, Inc. (a)		105,658
96		Seagate Technology Holdings plc		5,770
97		ServiceNow, Inc. (a)		52,844
79		Skyworks Solutions, Inc.		8,177
34		SolarEdge Technologies, Inc. (a)		9,684
74		Synopsys, Inc. (a)		33,667
160		TE Connectivity, Ltd.		19,597
24		Teledyne Technologies, Inc. (a)		9,328
77		Teradyne, Inc.		7,715
447		Texas Instruments, Inc.		77,724
121		Trimble, Inc. (a)		5,647
20		Tyler Technologies, Inc. (a)		7,939
47		VeriSign, Inc. (a)		10,496
161		Western Digital Corporation (a)		6,236
26		Zebra Technologies Corporation - Class A (a)		6,827
				4,633,317
		Materials - 2.5%
115		Air Products and Chemicals, Inc.		30,951
64		Albemarle Corporation		12,386
750		Amcor plc		7,229
43		Avery Dennison Corporation		6,929
161		Ball Corporation		8,236
51		Celanese Corporation		5,305
103		CF Industries Holdings, Inc.		6,336
369		Corteva, Inc.		19,738
368		Dow, Inc.		17,951
234		DuPont de Nemours, Inc.		15,722
61		Eastman Chemical Company		4,702
127		Ecolab, Inc.		20,961
66		FMC Corporation		6,869
741		Freeport-McMoRan, Inc.		25,446
130		International Flavors & Fragrances, Inc.		10,048
183		International Paper Company		5,388
247		Linde plc		87,355
131		LyondellBasell Industries NV - Class A		11,206
34		Martin Marietta Materials, Inc.		13,533
187		Mosaic Company		5,977
371		Newmont Corporation		15,044
136		Nucor Corporation		17,960
50		Packaging Corporation of America		6,202
119		PPG Industries, Inc.		15,624
75		Sealed Air Corporation		2,839
116		Sherwin-Williams Company		26,422
94		Steel Dynamics, Inc.		8,639
68		Vulcan Materials Company		13,294
134		Westrock Company		3,753
				432,045
		Real Estate - 2.5%
83		Alexandria Real Estate Equities, Inc.		9,417
226		American Tower Corporation		41,683
73		AvalonBay Communities, Inc.		12,701
79		Boston Properties, Inc.		3,845
59		Camden Property Trust		6,164
160		CBRE Group, Inc. - Class A (a)		11,987
216		Crown Castle, Inc.		24,453
151		Digital Realty Trust, Inc.		15,471
47		Equinix, Inc.		35,041
175		Equity Residential		10,640
34		Essex Property Trust, Inc.		7,346
67		Extra Space Storage, Inc.		9,666
39		Federal Realty Investment Trust		3,440
283		Healthpeak Properties, Inc.		5,649
364		Host Hotels & Resorts, Inc.		6,042
295		Invitation Homes, Inc.		9,995
152		Iron Mountain, Inc.		8,120
329		Kimco Realty Corporation		6,047
60		Mid-America Apartment Communities, Inc.		8,824
466		Prologis, Inc.		58,039
79		Public Storage		22,381
318		Realty Income Corporation		18,902
82		Regency Centers Corporation		4,614
52		SBA Communications Corporation		11,533
174		Simon Property Group, Inc.		18,296
159		UDR, Inc.		6,308
203		Ventas, Inc.		8,757
511		VICI Properties, Inc.		15,805
238		Welltower, Inc.		17,757
375		Weyerhaeuser Company		10,748
				429,671
		Utilities - 2.6%
340		AES Corporation		6,712
121		Alliant Energy Corporation		6,227
127		Ameren Corporation		10,296
253		American Electric Power Company, Inc.		21,029
94		American Water Works Company, Inc.		13,578
69		Atmos Energy Corporation		7,954
305		CenterPoint Energy, Inc.		8,604
142		CMS Energy Corporation		8,233
172		Consolidated Edison, Inc.		16,048
165		Constellation Energy Corporation		13,863
408		Dominion Energy, Inc.		20,514
97		DTE Energy Company		10,437
375		Duke Energy Corporation		33,484
190		Edison International		12,829
100		Entergy Corporation		9,820
115		Evergy, Inc.		6,653
171		Eversource Energy		11,838
494		Exelon Corporation		19,587
265		FirstEnergy Corporation		9,908
964		NextEra Energy, Inc.		70,816
202		NiSource, Inc.		5,432
116		NRG Energy, Inc.		3,920
788		PG&E Corporation (a)		13,349
55		Pinnacle West Capital Corporation		4,250
368		PPL Corporation		9,642
244		Public Service Enterprise Group, Inc.		14,579
154		Sempra Energy		22,103
521		Southern Company		36,340
153		WEC Energy Group, Inc.		13,365
267		Xcel Energy, Inc.		17,432
				458,842
		TOTAL COMMON STOCKS (Cost $18,543,245)		17,155,960

		CONTINGENT VALUE RIGHTS - 0.0% (c)
		Health Care - 0.0%
36		ABIOMED, Inc. Contingent Value Right (a)(d)(e)		0
		TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

Contracts			Notional Amount
		PURCHASED OPTIONS (f) - 0.2%
41		S&P 500 Index Put, Expiration: 06/16/2023, Exercise Price: $3,970.00	$17,137,303	38,048
		TOTAL PURCHASED OPTIONS (Cost $65,384)		38,048
Shares
		SHORT-TERM INVESTMENTS - 1.9%
		MONEY MARKET FUNDS - 1.9%
328,699		Invesco Government & Agency Portfolio - Institutional Class, 5.04% (g)		328,699
		TOTAL SHORT-TERM INVESTMENTS (Cost $328,699)		328,699

		Total Investments (Cost $18,937,328) - 100.6%		17,522,707
		Liabilities in Excess of Other Assets - (0.6)%		(106,356)
		NET ASSETS - 100.0%		$17,416,351

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Represents less than 0.05% of net assets.
	(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
	(e)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0 which represents 0.00% of net assets.
	(f)	Exchange traded.
	(g)	Rate shown is the annualized seven-day yield as of May 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide S&P 500® Risk-Managed Income ETF
Schedule of Written Options
May 31, 2023 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		WRITTEN OPTIONS (a) - (0.7)%
(41)		S&P 500 Index Call, Expiration: 06/16/2023, Exercise Price: $4,225.00	$(17,137,303)	$(125,460)
		TOTAL WRITTEN OPTIONS (Premiums Received $211,123)		$(125,460)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.

Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Nationwide S&P 500® Risk-Managed Income ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$17,155,960	$-	$-		$17,155,960
Contingent Value Rights	-	-	0	*	0	*
Purchased Options	38,048	-	-		38,048
Short-Term Investments	328,699	-	-		328,699
Total Investments in Securities	$17,522,707	$-	$0	*	$17,522,707

Liabilities^	Level 1	Level 2	Level 3		Total
Written Options	$125,460	$-	$-		$125,460
Total Written Options	$125,460	$-	$-		$125,460

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
* Represents less than $0.50.
For the period ended May 31, 2023, the Fund did not recognize any transfers to or from Level 3.